Analysis of cash flows - Share repurchases and buybacks (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of cash flows [Abstract]
Purchase of shares by employee benefit trust	£ (43.2)	£ (49.5)
Purchase of treasury shares	(637.3)	(248.1)
Share repurchases and buy-backs	£ (680.5)	£ (297.6)